Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

NOTE 8 – Debt:

Notes Payable, Stockholders. Notes payable to stockholders at December 31, 2017 and 2016 were reclassified to long-term debt as the maturity of the notes payable were extended from the original maturity of October 2017 to December 2019 during 2017.

During 2016, the Company received unsecured advances from stockholders that accrue interest at 10% per annum, with all principal and accrued interest originally due in October 2017.

Other Long-term Debt. Other long-term debt consists entirely of the following:

	As of December 31,
	2017	2016
Revolving Line of Credit	$2,450,656	$1,352,797
Term Loan	1,183,462	-
Contingent Consideration Payable	654,755	874,468
Settlement Liability Payable	65,000	65,000
Capital Lease Obligations	106,651	202,716
	4,460,524	2,494,981
Less: current portion of long-term debt	(378,537)	(315,778)
	$4,081,987	$2,179,203

The non-current portion of long-term debt is all due in 2019.

Term Loan. In September 2017, the Company obtained a new long-term credit agreement with a financial institution with an average monthly interest rate of approximately 3.59%, maturing in March 2019, for the purpose of settling the Universal litigation (Note 10), accounts payable and deferred compensation.

Revolving Credit Lines. In September 2017, the Company replaced its then existing line of credit originally scheduled to mature in October 2017 with a similar line of credit including maximum borrowings of $3,000,000 with an interest rate at prime plus 2.5%, maturing in September 2019 (7.00% at December 31, 2017). This agreement provides for advances based on agreed percentages of accounts receivable and earned but unbilled revenue with additional limits as to how much collateral can be attributable to any one client. This type of lending model is based on borrowing limits as a percentage of accounts receivable and additional concentration limitations per client and the Company’s revenue concentrations with a few clients is vulnerable to inadvertent events of temporary, short-term non-compliance. All of the Company’s assets collateralize the line of credit that has certain other covenants and restrictions, including the maintenance of certain financial ratios.

The prior agreement provided for borrowings up to a maximum of $2,000,000 with interest based on one-month LIBOR plus 4.25% (5.02% at December 31, 2016).

Capital Lease Obligations. The Company has capital lease obligations payable to financial institutions. Payments are due in monthly installments ranging between $2,432 and $3,903, including interest ranging from 8.70% to 17.10%. The capital lease agreements are collateralized by equipment and are guaranteed by a stockholder. The lease obligations are due at various times through July 2019.

Settlement Liability Payable. Headwaters filed suit against Precision Opinion for non-payment of transaction fees in 2016. Precision counter-sued stating that the non-payment referenced by Headwaters were for billings that were not founded in any implied, verbal, or written contract. Headwaters and the Company settled this dispute on April 10, 2018, whereby the Company will make monthly payments beginning June 2018 through May 2019. The Company agreed to the total settlement amount of $65,000, of which $40,000 is payable in 2018, and $25,000 is payable in 2019. As of December 31, 2016, the entire balance is classified as other long-term debt, and as of December 31, 2017, $40,000 is classified as long-term, and the remainder is classified as short-term.

Contingent Consideration Payable. Under the terms of the asset purchase agreement with Universal, the Company pays Universal annually a contingent fee of 7.5% of the total revenue derived from the customers relationships acquired through August 2021, presented net of discount calculated using the discount rate implicit in the business combination transaction. At December 31, 2017, the Company estimated the fair value of these future installment fees to be approximately $655,000, of which the Company anticipates that approximately will be due $250,000 in 2018.

Future minimum rental payments on the capital leases are as follows:

2018	$95,757
2019	20,209
115,966

Less: amount representing interest	(9,315)
$106,651

See Note 11 for additional borrowings subsequent to December 31, 2017.